Exploration and evaluation of oil and gas reserves	6 Months Ended
Jun. 30, 2026
Exploration And Evaluation Of Oil And Gas Reserves
Exploration and evaluation of oil and gas reserves

21.	Exploration and evaluation of oil and gas reserves

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2026	Jan-Jun/2025
Property plant and equipment
Opening Balance	2,427	1,475
Additions	490	501
Write-offs	(16)	(4)
Transfers	−	(84)
Translation adjustment	139	196
Losses on exploration expenditures written off	−	(44)
Closing Balance	3,040	2,040
Intangible assets
Opening Balance	1,664	1,609
Additions	7	−
Translation adjustment	104	208
Losses on exploration expenditures written off	−	(164)
Closing Balance	1,775	1,653
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,815	3,693
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Additions in the six-month period ended June 30, 2026 mainly refer to the drilling of wells associated with pre-salt layers of the exploratory blocks FZA-M-59, in the Foz do Amazonas basin, and Aram, in the Santos basin.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(204)	(274)	(85)	(183)
Exploration expenditures written off (includes dry wells and signature bonuses) (1)	(20)	(209)	(4)	-
Contractual penalties on local content requirements	(14)	(5)	(12)	-
Other exploration expenses	(1)	(10)	-	(2)
Total expenses	(239)	(498)	(101)	(185)
Cash used in:
Operating activities	205	284	85	185
Investment activities	502	503	225	262
Total cash used	707	787	310	447
(1) Includes amounts relating to economic unfeasibility of exploratory blocks (note 20).

21.1.	Collateral for crude oil exploration concession agreements

The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 2,189 (US$ 1,410 as of December 31, 2025), which is still in force as of June 30, 2026, net of commitments undertaken. As of June 30, 2026, the collateral comprises future crude oil production capacity from Marlim and Búzios producing fields, already in production, pledged as collateral, in the amount of US$ 1,454 (US$ 1,358 as of December 31, 2025) and bank guarantees of US$ 735 (US$ 52 as of December 31, 2025).